PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property, plant and equipment [abstract]
Balance as of January 1	$ 7,340	$ 4,932
Adjustment due to new accounting standard (IFRS 16)	0	1,945
Additions	839	827
Disposals	(25)	(29)
Depreciation	(804)	(812)
Impairment	(1)	(10)
Translation adjustment	(689)	265
Other	19	76
Balance as of June 30	$ 6,679	$ 7,194